MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT


                                  JUNE 30, 1999

This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 1999

Dear Participant:

      We are pleased to send you the 1999 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index (commenced operations on May 3, 1999), Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks, with approximately 60% of its assets invested to provide investment results that correspond to the performance of the S&P 500 Index and the remaining approximately 40% of its assets invested to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and in money market instruments with an average maturity of one to three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities with an average maturity of three to seven years.

      Investment Company Composite Fund: This Fund seeks as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing approximately half of its assets in companies believed to possess above-average growth potential and the other half of its assets in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total rate of return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social criteria for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments, with an expected "neutral mix" over the long-term of 10% in short-term/money-market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 1999, the following total returns were experienced in these seventeen Separate Account Funds:

         Investment Company Money Market Fund(1) .................      + 1.6%
         Investment Company All America Fund .....................      +11.5%
         Investment Company Equity Index Fund ....................      +11.4%
         Investment Company Mid-Cap Equity Index Fund(2) .........      + 3.8%
         Investment Company Bond Fund ............................      - 2.5%
         Investment Company Short-Term Bond Fund .................      + 1.3%
         Investment Company Mid-Term Bond Fund ...................      - 0.5%
         Investment Company Composite Fund .......................      + 4.8%
         Investment Company Aggressive Equity Fund ...............      + 6.1%
         Scudder Bond Fund .......................................      - 2.0%
         Scudder Capital Growth Fund .............................      +10.2%
         Scudder International Fund ..............................      + 9.2%
         American Century VP Capital Appreciation Fund ...........      +15.3%
         Calvert Social Balanced Fund ............................      + 4.4%
         Fidelity VIP Equity-Income Fund .........................      +11.9%
         Fidelity VIP II Contrafund ..............................      +10.5%
         Fidelity VIP II Asset Manager Fund ......................      + 4.5%
----------

 (1) The seven-day net annualized effective yield as of 8/10/99 was 3.62% and is not necessarily indicative of future actual yields.

 (2) Commenced operations May 3, 1999; total return is from that date.

Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.


                                   Sincerely,


                                   /s/ Manfred Altstadt
                                   ----------------------------------------
                                   Manfred Altstadt
                                   Senior Executive Vice President
                                   and Chief Financial Officer,
                                   Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 2 .........      1

   Statement of Assets and Liabilities .................................      5

   Statement of Operations .............................................      7

   Statements of Changes in Net Assets .................................      9

   Notes to Financial Statements .......................................     12

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1999 (Unaudited)

                                                                              Investment Company
                                                  ------------------------------------------------------------------------
                                                                                                    Mid-Cap
                                                   Money Market    All America    Equity Index   Equity Index      Bond
                                                       Fund           Fund            Fund           Fund          Fund
                                                   ------------    -----------    ------------   ------------  -----------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund-- $39,246,514
   All America Fund-- $311,005,692
   Equity Index Fund-- $257,276,941
   Mid-Cap Equity Index-- $1,851,081
   Bond Fund-- $48,833,751)
   (Notes 1 and 2) ...............................  $39,588,347    $440,740,555    $349,497,836   $1,897,047   $47,330,727
Due From (To) Mutual of America
   General Account ...............................      (24,508)     (2,814,257)          6,387        1,840       (69,463)
                                                    -----------    ------------    ------------   ----------   -----------
NET ASSETS .......................................  $39,563,839    $437,926,298    $349,504,223   $1,898,887   $47,261,264
                                                    ===========    ============    ============   ==========   ===========
UNIT VALUE AT JUNE 30, 1999 (Note 5) .............  $      2.07    $       9.03    $       3.19   $     1.04   $      3.10
                                                    ===========    ============    ============   ==========   ===========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 1999 (Note 5) ........................   19,140,771      48,497,563     109,411,471    1,828,143    15,260,386
                                                    ===========    ============    ============   ==========   ===========


                                                                                      Investment Company
                                                                  ----------------------------------------------------------
                                                                                                               Aggressive
                                                                   Short-Term    Mid-Term       Composite        Equity
                                                                    Bond Fund    Bond Fund        Fund            Fund
                                                                   ------------ ------------ -------------- --------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund-- $4,118,655
   Mid-Term Bond Fund-- $8,100,131
   Composite Fund-- $272,959,156
   Aggressive Equity Fund-- $115,889,252)
   (Notes 1 and 2) ...............................................  $4,131,788   $7,805,934    $303,182,588    $124,206,306
Due From (To) Mutual of America General Account ..................      (3,108)         432        (313,935)     (4,563,129)
                                                                    ----------   ----------    ------------    ------------
NET ASSETS .......................................................  $4,128,680   $7,806,366    $302,868,653    $119,643,177
                                                                    ==========   ==========    ============    ============
UNIT VALUE AT JUNE 30, 1999 (Note 5) .............................  $     1.26   $     1.32    $       5.17    $       2.14
                                                                    ==========   ==========    ============    ============
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 1999 (Note 5) ............   3,270,892    5,921,603      58,564,590      55,877,007
                                                                    ==========   ==========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1999 (Unaudited)

                                                                                                                American
                                                                                 Scudder                         Century
                                                                 --------------------------------------------- ------------
                                                                                  Capital                       VP Capital
                                                                    Bond          Growth       International   Appreciation
                                                                    Fund           Fund            Fund            Fund
                                                                 -----------    ------------   -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American Century VP
   Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $21,615,479
   Scudder Capital Growth Fund -- $318,863,630
   Scudder International Fund -- $149,440,229
   American Century VP Capital
     Appreciation Fund -- $36,130,762)
   (Notes 1 and 2) ............................................  $20,401,810    $459,787,441    $153,453,715    $39,139,734
Due From (To) Mutual of America General Account ...............       (7,919)        143,913         (75,309)       (36,796)
                                                                 -----------    ------------    ------------    -----------
NET ASSETS ....................................................  $20,393,891    $459,931,354    $153,378,406    $39,102,938
                                                                 ===========    ============    ============    ===========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ..........................  $     12.78    $      39.81    $      18.50    $     12.34
                                                                 ===========    ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 1999
   (Note 5) ...................................................    1,596,372      11,553,532       8,289,322      3,168,977
                                                                 ===========    ============    ============    ===========


                                                                   Calvert                       Fidelity
                                                                ------------    -------------------------------------------
                                                                   Social           VIP           VIP II          VIP II
                                                                  Balanced      Equity-Income      Contra     Asset Manager
                                                                    Fund           Fund            Fund            Fund
                                                                ------------    ------------    ------------  -------------
ASSETS:
Investments in Calvert Responsibly Invested Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Responsibly Invested Portfolio -- $40,385,630
   VIP Equity-Income Fund -- $107,709,832
   VIP II Contra Fund -- $176,785,284
   VIP II Asset Manager Fund -- $38,190,620)
   (Notes 1 and 2) ............................................  $49,286,493    $136,806,203    $237,339,454    $40,756,083
Due From (To) Mutual of America General Account ...............          572          20,279         458,481       (161,774)
                                                                 -----------    ------------    ------------    -----------
NET ASSETS ....................................................  $49,287,065    $136,826,482    $237,797,935    $40,594,309
                                                                 ===========    ============    ============    ===========
UNIT VALUE AT JUNE 30, 1999 (Note 5) ..........................       $ 3.18         $ 34.34         $ 28.93        $ 25.16
                                                                 ===========    ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 1999
   (Note 5) ...................................................   15,512,111       3,984,124       8,218,530      1,613,264
                                                                 ===========    ============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS

                                                                                                               For the Period
                                                                                                                 May 3, 1999
                                                                                                                (Commencement
                                                                                                              of Operatons) to
                                                                                                                June 30, 1999
                                                            For The Six Months Ended June 30, 1999(Unaudited)    (Unaudited)
                                                            ------------------------------------------------  ----------------
                                                                                     Investment Company
                                                            ------------------------------------------------------------------
                                                                    Money           All            Equity            Mid-Cap
                                                                    Market         America         Index          Equity Index
                                                                     Fund           Fund           Fund               Fund
                                                                   ---------    -----------     -----------       ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income .....................................           $      --    $        --     $        --         $       --
                                                                   ---------    -----------     -----------         ----------
Expenses (Note 3):
   Fees ................................................            239,728       2,569,768       1,917,733              2,309
   Administrative Expenses .............................             39,622          95,078          84,907                 20
                                                                   ---------    -----------     -----------         ----------
Total Expenses .........................................            279,350       2,664,846       2,002,640              2,329
                                                                   ---------    -----------     -----------         ----------
NET INVESTMENT INCOME (LOSS) ...........................           (279,350)     (2,664,846)     (2,002,640)            (2,329)
                                                                   ---------    -----------     -----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments .............           (27,208)       5,815,199       3,622,711              8,284
   Net unrealized appreciation (depreciation) of
     investments .......................................            927,637      42,913,450      32,221,970             45,966
                                                                   ---------    -----------     -----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................            900,429      48,728,649      35,844,681             54,250
                                                                   ---------    -----------     -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................           $621,079     $46,063,803     $33,842,041         $   51,921
                                                                   =========    ===========     ===========         ==========



                                                                  For the Six Months Ended June 30, 1999 (Unaudited)
                                                            ------------------------------------------------------------------
                                                                                  Investment Company
                                                            ---------------------------------------------------------------
                                                                                                                 Aggressive
                                                               Bond       Short-Term    Mid-Term   Composite       Equity
                                                               Fund        Bond Fund   Bond Fund      Fund          Fund
                                                            ------------   ----------  ---------  -----------    ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income .....................................    $        --    $    --     $     --   $        --    $       --
                                                            -----------    -------     --------   -----------    ----------
Expenses (Note 3):
   Fees ................................................        310,538     24,437       53,027     1,838,500       725,272
   Administrative Expenses .............................         39,606      5,342        7,268       105,404        25,682
                                                            -----------    -------     --------   -----------    ----------
Total Expenses .........................................        350,144     29,779       60,295     1,943,904       750,954
                                                            -----------    -------     --------   -----------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       (350,144)   (29,779)     (60,295)   (1,943,904)     (750,954)
                                                            -----------    -------     --------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............       (216,658)    (7,553)     (99,730)      739,552      (561,766)
   Net unrealized appreciation (depreciation) of
     investments .......................................       (642,966)    87,089      123,935    15,443,969     7,701,629
                                                            -----------    -------     --------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................       (859,624)    79,536       24,205    16,183,521     7,139,863
                                                            -----------    -------     --------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................    $(1,209,768)   $49,757     $(36,090)  $14,239,617    $6,388,909
                                                            ===========    =======     ========   ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 1999 (Unaudited)

                                                                                                                  American
                                                                                 Scudder                          Century
                                                                 --------------------------------------------  ------------
                                                                                  Capital                       VP Capital
                                                                   Bond           Growth       International   Appreciation
                                                                   Fund            Fund            Fund            Fund
                                                                  ------------  -----------    -------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income .....................................         $1,050,427     $44,257,354     $14,242,990     $       --
                                                                 ----------     -----------     -----------      ---------
Expenses (Note 3):
   Fees ................................................            133,730       2,658,688         858,708        186,153
   Administrative Expenses .............................             20,574          48,152           7,934          3,172
                                                                 ----------     -----------     -----------      ---------
Total Expenses .........................................            154,304       2,706,840         866,642        189,325
                                                                 ----------     -----------     -----------      ---------
NET INVESTMENT INCOME (LOSS) ...........................            896,123      41,550,514      13,376,348       (189,325
                                                                 ----------     -----------     -----------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............            (82,776)      3,999,892       8,991,193        (15,163
   Net unrealized appreciation (depreciation) of
     investments .......................................         (1,229,752)     (2,486,387)     (8,941,033)     5,435,719
                                                                 ----------     -----------     -----------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................         (1,312,528)      1,513,505          50,160      5,420,556
                                                                 ----------     -----------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................         $ (416,405)    $43,064,019     $13,426,508     $5,231,231
                                                                 ==========     ===========     ===========     ==========


                                                                   Calvert                       Fidelity
                                                                 ----------    ---------------------------------------------
                                                                   Social           VIP           VIP II          VIP II
                                                                  Balanced     Equity-Income      Contra       Asset Manager
                                                                    Fund           Fund            Fund            Fund
                                                                 ----------    -------------    -----------    -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 4):
   Dividend Income .....................................         $       --     $ 5,815,790     $ 7,578,736     $2,737,257
                                                                 ----------     -----------     -----------     ----------
Expenses (Note 3):
   Fees ................................................            285,761         725,107       1,184,035        217,539
   Administrative Expenses .............................             35,395          81,846          42,804         35,366
                                                                 ----------     -----------     -----------     ----------
Total Expenses .........................................            321,156         806,953       1,226,839        252,905
                                                                  ---------     -----------     -----------      ---------
NET INVESTMENT INCOME (LOSS) ...........................           (321,156)      5,008,837       6,351,897      2,484,352
                                                                 ----------     -----------     -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............            159,810       1,459,218       6,855,281         87,272
   Net unrealized appreciation (depreciation) of
     investments .......................................          2,139,052       8,058,435       7,373,725       (833,358)
                                                                 ----------     -----------     -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................          2,298,862       9,517,653      14,229,006       (746,086)
                                                                 ----------     -----------     -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................         $1,977,706     $14,526,490     $20,580,903     $1,738,266
                                                                 ==========     ===========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                               -------------------------------------------------------------------------------------
                                                    Money Market Fund           All America Fund             Equity Index Fund
                                               --------------------------  --------------------------  -----------------------------
                                                For the Six    For  the     For the Six     For the       For the Six      For the
                                                Months Ended  Year Ended    Months Ended   Year Ended     Months Ended   Year Ended
                                               June 30, 1999  December 31, June  30, 1999 December  31,  June 30, 1999  December 31,
                                                (Unaudited)      1998        (Unaudited)      1998        (Unaudited)       1998
                                               -------------  ------------ -------------- -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .............. $  (279,350)  $ 1,241,369    $ (2,664,846) $ 42,592,167   $ (2,002,640) $ 17,958,857
   Net realized gain (loss) on investments ...     (27,208)       94,044       5,815,199    10,190,529      3,622,711     3,546,239
   Net unrealized appreciation (depreciation)
     of investments ..........................     927,637        (8,215)     42,913,450    12,779,143     32,221,970    26,951,145
                                               -----------   -----------    ------------  ------------   ------------  ------------
Net Increase (Decrease) in net assets
   resulting from operations .................     621,079     1,327,198      46,063,803    65,561,839     33,842,041    48,456,241
                                               -----------   -----------    ------------  ------------   ------------  ------------
From Unit Transactions:
   Contributions .............................   3,391,258     7,176,418      17,338,097    33,052,837     25,497,919    38,144,487
   Withdrawals ...............................  (3,716,118)   (4,295,360)    (17,836,749)  (27,468,692)   (15,094,881)  (16,569,868)
   Net Transfers .............................     412,923     1,797,850      (6,334,054)  (19,139,304)    35,972,923    44,795,692
                                               -----------   -----------    ------------  ------------   ------------  ------------
Net Increase (Decrease) from unit transactions.     88,063     4,678,908      (6,832,706)  (13,555,159)   46,375,961     66,370,311
                                               -----------   -----------    ------------  ------------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS ........     709,142     6,006,106      39,231,097    52,006,680     80,218,002   114,826,552
NET ASSETS:
Beginning of Period/Year .....................  38,854,697    32,848,591     398,695,201   346,688,521    269,286,221   154,459,669
                                               -----------   -----------    ------------  ------------   ------------  ------------
End of Period/Year ........................... $39,563,839   $38,854,697    $437,926,298  $398,695,201   $349,504,223  $269,286,221
                                               ===========   ===========    ============  ============   ============  ============


                                                                              Investment Company
                                                  ---------------------------------------------------------------------------
                                                   Mid-Cap Equity
                                                     Index Fund             Bond Fund                Short-Term Bond Fund
                                                  ---------------- ---------------------------    ---------------------------
                                                   For The Period
                                                     May 3, 1999
                                                 (Commencement of   For the Six      For the      For the Six      For the
                                                  Operations) to    Months Ended    Year Ended    Months Ended    Year Ended
                                                   June 30, 1999   June 30, 1999  December 31,   June 30, 1999   December 31,
                                                   (Unaudited)      (Unaudited)       1998        (Unaudited)       1998
                                                  ---------------  -------------  ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............     $   (2,329)    $  (350,144)   $ 3,203,532     $  (29,779)   $  129,166
   Net realized gain (loss) on investments ....          8,284        (216,658)       196,930         (7,553)        3,822
   Net unrealized appreciation (depreciation)
     of investment ............................         45,966        (642,966)      (981,434)        87,089        (6,616)
                                                    ----------     -----------    -----------     ----------    ----------
Net Increase (Decrease) in net assets
   resulting from operations ..................         51,921      (1,209,768)     2,419,028         49,757       126,372
                                                    ----------     -----------    -----------     ----------    ----------
From Unit Transactions:
   Contributions ..............................          9,624       3,779,416      7,033,074        442,457       734,187
   Withdrawals ................................             --      (3,493,443)    (4,982,221)      (454,693)     (427,168)
   Net Transfers ..............................      1,837,342      (8,097,135)    13,841,212        153,521       696,139
                                                    ----------     -----------    -----------     ----------    ----------
Net Increase (Decrease) from unit transactions       1,846,966      (7,811,162)    15,892,065        141,285     1,003,158
                                                    ----------     -----------    -----------     ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS .........      1,898,887      (9,020,930)    18,311,093        191,042     1,129,530
NET ASSETS:
Beginning of Period/Year ......................             --      56,282,194     37,971,101      3,937,638     2,808,108
                                                    ----------     -----------    -----------     ----------    ----------
End of Period/Year ............................     $1,898,887     $47,261,264    $56,282,194     $4,128,680    $3,937,638
                                                    ==========     ===========    ===========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Investment Company
                                               -------------------------------------------------------------------------------------
                                                   Mid-Term Bond Fund            Composite Fund             Aggressive Equity Fund
                                               --------------------------  ---------------------------   ---------------------------
                                                For the Six    For  the     For the Six     For the       For the Six      For the
                                                Months Ended  Year Ended    Months Ended   Year Ended     Months Ended   Year Ended
                                               June 30, 1999  December 31, June 30, 1999   December 31,  June 30, 1999  December 31,
                                                (Unaudited)      1998        (Unaudited)      1998         (Unaudited)       1998
                                               -------------  ------------ -------------- -------------  --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .............. $   (60,295)  $  404,186    $ (1,943,904)  $ 8,561,297   $ (750,954)      $ (616,621)
   Net realized gain (loss) on investments ...     (99,730)     (28,267)        739,552       554,735     (561,766)        (632,431)
   Net unrealized appreciation (depreciation)
     of investments ..........................     123,935      (46,309)     15,443,969    24,996,236    7,701,629       (8,050,244)
                                               -----------   ----------    ------------   -----------   ----------       ----------
Net Increase (Decrease) in net assets
   resulting from operations .................     (36,090)     329,610      14,239,617    34,112,268    6,388,909       (9,299,296)
                                               -----------   ----------    ------------   -----------   ----------       ----------
From Unit Transactions:
   Contributions .............................     751,258    1,120,290      12,654,127    25,635,215   11,973,483       28,696,822
   Withdrawals ...............................  (1,303,483)    (627,755)    (13,725,980)  (23,076,061)  (9,137,854)     (12,588,115)
   Net transfers .............................  (1,299,877)   3,231,316      (5,191,619)   (9,295,063) (16,951,243)     (33,256,371)
                                               -----------   ----------    ------------   -----------   ----------       ----------
Net Increase (Decrease) from unit transactions  (1,852,102)   3,723,851      (6,263,472)   (6,735,909) (14,115,614)     (17,147,664)
                                               -----------   ----------    ------------   -----------   ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS ........  (1,888,192)   4,053,461       7,976,145    27,376,359   (7,726,705)     (26,446,960)
NET ASSETS:
Beginning of Period/Year .....................   9,694,558    5,641,097     294,892,508   267,516,149  127,369,882      153,816,842
                                               -----------   ----------    ------------   -----------   ----------       ----------
End of Period/Year ........................... $ 7,806,366  $ 9,694,558    $302,868,653  $294,892,508 $119,643,177     $127,369,882
                                               ===========  ===========    ============  ============ ============     ============


                                                                                   Scudder
                                               -------------------------------------------------------------------------------------
                                                        Bond Fund              Capital Growth Fund             International Fund
                                                ------------------------- ------------------------------  --------------------------
                                                For the Six     For  the     For the Six     For the       For the Six    For the
                                                Months Ended   Year Ended    Months Ended   Year Ended     Months Ended  Year Ended
                                               June 30, 1999  December 31,  June 30, 1999   December 31,  June 30, 1999 December 31,
                                                (Unaudited)      1998        (Unaudited)       1998        (Unaudited)      1998
                                               -------------  ------------  -------------   ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............. $   896,123   $   933,704   $ 41,550,514   $ 16,281,461   $ 13,376,348  $ 14,005,911
   Net realized gain (loss) on investments ..     (82,776)      (12,188)     3,999,892      7,179,053      8,991,193     7,712,372
   Net unrealized appreciation
     (depreciation) of investments ..........  (1,229,752)       56,186     (2,486,387)    46,681,634     (8,941,033)   (2,792,240)
                                              -----------   -----------   ------------   ------------   ------------  ------------
Net Increase (Decrease) in net assets
     resulting from operations ..............    (416,405)      977,702     43,064,019     70,142,148     13,426,508    18,926,043
                                              -----------   -----------   ------------   ------------   ------------  ------------
From Unit Transactions:
   Contributions ............................   1,768,478     3,111,360     23,819,211     45,075,165      8,187,930    15,352,696
   Withdrawals ..............................  (1,921,839)   (1,812,991)   (20,973,062)   (27,386,892)    (8,339,423)  (11,406,891)
   Net Transfers ............................  (1,914,219)    2,253,912        566,343     (3,209,197)     4,622,438    (6,070,868)
                                              -----------   -----------   ------------   ------------   ------------  ------------
Net Increase (Decrease) from unit
  transactions ..............................  (2,067,580)    3,552,281      3,412,492     14,479,076      4,470,945    (2,125,063)
                                              -----------   -----------   ------------   ------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS .......  (2,483,985)    4,529,983     46,476,511     84,621,224     17,897,453    16,800,980
NET ASSETS:
Beginning of Period/Year ....................  22,877,876    18,347,893    413,454,843    328,833,619    135,480,953   118,679,973
                                              -----------   -----------   ------------   ------------   ------------  ------------
End of Period/Year .......................... $20,393,891   $22,877,876   $459,931,354   $413,454,843   $153,378,406  $135,480,953
                                              ===========   ===========   ============   ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            American Century                  Calvert
                                                       ----------------------------  ----------------------------
                                                       VP Capital Appreciation Fund     Social Balanced Fund
                                                       ----------------------------  ----------------------------
                                                        For the Six      For the       For the Six      For the
                                                       Months Ended    Year Ended     Months Ended    Years Ended
                                                       June 30, 1999  December 31,   June 30, 1999   December 31,
                                                        (Unaudited)       1998         (Unaudited)       1998
                                                       ----------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .....................  $  (189,325) $ 1,754,036      $  (321,156)    $ 2,596,096
   Net realized gain (loss) on investments ..........      (15,163)  (1,068,586)         159,810         276,019
   Net unrealized appreciation (depreciation)
     of investments .................................    5,435,719   (2,044,118)       2,139,052       2,332,229
                                                       -----------  -----------      -----------     -----------
Net Increase (Decrease) in net assets
     resulting from operations ......................    5,231,231   (1,358,668)       1,977,706       5,204,344
                                                       -----------  -----------      -----------     -----------
From Unit Transactions:
   Contributions ....................................    2,177,123    5,340,709        4,667,257       7,547,920
   Withdrawals ......................................   (2,168,199)  (4,483,088)      (2,197,124)     (2,809,892)
   Net Transfers ....................................   (1,431,460) (13,981,957)       1,489,087         365,285
                                                       -----------  -----------      -----------     -----------
Net Increase (Decrease) from unit transactions ......   (1,422,536) (13,124,336)       3,959,220       5,103,313
                                                       -----------  -----------      -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS ...............    3,808,695  (14,483,004)       5,936,926      10,307,657
NET ASSETS:
Beginning of Period/Year ............................   35,294,243   49,777,247       43,350,139      33,042,482
                                                       -----------  -----------      -----------     -----------
End of Period/Year ..................................  $39,102,938  $35,294,243      $49,287,065     $43,350,139
                                                       ===========  ===========      ===========     ===========


                                                                                  Fidelity
                                               --------------------------------------------------------------------------------
                                                          VIP                      VIP II                    VIP II
                                                     Equity-Income                 Contra                 Asset Manager
                                                         Fund                       Fund                      Fund
                                               -------------------------- -------------------------- -------------------------
                                                For the Six     For  the     For the Six     For the       For the Six    For the
                                                Months Ended   Year Ended    Months Ended   Year Ended     Months Ended  Year Ended
                                               June 30, 1999  December 31,  June 30, 1999   December 31,  June 30, 1999 December 31,
                                                (Unaudited)      1998        (Unaudited)       1998        (Unaudited)      1998
                                               -------------  ------------  -------------   ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ..............$ 5,008,837   $ 5,005,961    $ 6,351,897    $ 5,083,661    $ 2,484,352   $ 2,902,330
   Net realized gain (loss) on investments. ..  1,459,218       853,854      6,855,281      2,644,396         87,272       (12,448)

   Net unrealized appreciation (depreciation)
     of investments ..........................  8,058,435     4,356,202      7,373,725     27,595,754       (833,358)      895,986
                                              -----------   -----------    -----------    -----------    -----------   ------------
   Net Increase (Decrease) in net assets
     resulting from operations ............... 14,526,490    10,216,017     20,580,903     35,323,811      1,738,266     3,785,868
                                              -----------   -----------    -----------    -----------    -----------   -----------
From Unit Transactions:
   Contributions ............................. 11,440,874    22,499,025     17,911,107     25,700,149      4,842,128     8,419,597
   Withdrawals ............................... (8,647,708)   (9,180,957)   (12,278,485)   (11,133,735)    (2,251,469)   (2,785,815)
   Net Transfers ............................. (3,646,340)    2,658,613     35,249,744     11,315,492        768,578     2,047,842
                                              -----------   -----------    -----------    -----------    -----------   -----------
Net Increase (Decrease) from unit
   transactions ..............................   (853,174)   15,976,681     40,882,276     25,881,906      3,089,237     7,681,624
                                              -----------   -----------    -----------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS ........ 13,673,316    26,192,698     61,463,179     61,205,717      4,827,503    11,467,492
NET ASSETS:
Beginning of Period/Year .....................123,153,166    96,960,468    176,334,756    115,129,039     35,766,806    24,299,314
                                              -----------   -----------    -----------    -----------    -----------   -----------
End of Period/Year ......................... $136,826,482  $123,153,166  $ 237,767,935  $ 176,334,756    $40,594,309   $35,766,806
                                             ============  ============  =============  =============    ===========   ===========

The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

     On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Social Balanced Fund (formerly, Calvert Responsibly Invested Balanced Portfolio) became available as an investment alternative. The Calvert Social Balanced Fund invests in a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

     On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

     On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

     On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became available to Separate Account No. 2.

     Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

     The significant accounting policies of Separate Account No. 2 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2.   INVESTMENTS

     The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 1999 are as follows:

                                                    Number of       Net Asset
                                                      Shares          Value
                                                    ---------       ---------
Investment Company Funds:
   Money Market Fund ............................   32,657,725        $1.21
   All America Fund .............................  135,528,201         3.25
   Equity Index Fund ............................  127,033,290         2.75
   Mid-Cap Equity Index Fund ....................    1,822,531         1.04
   Bond Fund ....................................   33,814,788         1.40
   Short-Term Bond Fund .........................    3,933,156         1.05
   Mid-Term Bond Fund ...........................    8,556,391         0.91
   Composite Fund ...............................  161,431,524         1.88
   Aggressive Equity Fund .......................   77,048,478         1.61

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                       Number of      Net Asset
                                                         Shares         Value
                                                       ----------     ---------
Scudder Portfolios:
   Bond Portfolio ..................................    3,153,294     $  6.47
   Capital Growth Portfolio--Class "A" .............   19,221,883       23.92
   International Portfolio--Class "A" ..............   10,597,632       14.48
American Century VP Capital Appreciation Fund ......    3,738,275       10.47
Calvert Social Balanced Portfolio ..................   21,934,354        2.25
Fidelity Portfolios:
   Equity-Income--"Initial" Class ..................    5,020,411       27.26
   Contrafund--"Initial" Class .....................    9,093,466       26.10
   Asset Manager--"Initial" Class ..................    2,303,905       17.69

3.   EXPENSES

     Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and each Fidelity fund, for which the annual rate is .30%.

     In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

     Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

     Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4.   DIVIDENDS

     All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1999. It is the Investment Company's practice to declare and pay dividends at the end of the year.

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,050,427.

     On January 27, 1999, and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $44,257,354.

     On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $14,242,990.

     On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $5,815,790.

     On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $7,578,736.

     On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $2,737,257.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   FINANCIAL HIGHLIGHTS

     Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 1999 and each of the five years ended December 31, 1998, or, if not in existence a full year, the initial period ended December 31:

                                                                                 Investment Company Money Market Fund
                                                                          -------------------------------------------------
                                                                            1999    1998     1997      1996    1995   1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 2.03   $ 1.95   $ 1.87   $ 1.80  $ 1.72  $ 1.68
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 2.07   $ 2.03   $ 1.95   $ 1.87  $ 1.80  $ 1.72
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    19,141   19,121   16,831   17,511  17,502  17,653
                                                                          ======   ======   ======   ======  ======  ======

                                                                                  Investment Company All America Fund
                                                                          -------------------------------------------------
                                                                            1999    1998    1997      1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 8.09   $ 6.76   $ 5.39   $ 4.52  $ 3.35  $ 3.36
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 9.03   $ 8.09   $ 6.76   $ 5.39  $ 4.52  $ 3.35
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    48,498   49,275   51,312   49,798  43,620  38,669
                                                                          ======   ======   ======   ======  ======  ======

                                                                             Investment Company Mid-Cap Equity Index Fund
                                                                          -------------------------------------------------
                                                                           1999*
                                                                           -----
Unit value, beginning of period/year .................................    $ 1.00
                                                                          ======
Unit value, end of period/year .......................................    $ 1.04
                                                                          ======
Thousands of units outstanding, end of period/year ...................     1,828
                                                                          ======

                                                                                 Investment Company Equity Index Fund
                                                                          -------------------------------------------------
                                                                           1999     1998    1997      1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 2.86   $ 2.26   $ 1.72   $ 1.42  $ 1.05  $ 1.05
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 3.19   $ 2.86   $ 2.26   $ 1.72  $ 1.42  $ 1.05
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................   109,411   94,019   68,462   35,660  17,109   4,644
                                                                          ======   ======   ======   ======  ======  ======

                                                                                     Investment Company Bond Fund
                                                                          -------------------------------------------------
                                                                            1999    1998    1997      1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 3.17   $ 3.00   $ 2.75   $ 2.69  $ 2.28  $ 2.39
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 3.10   $ 3.17   $ 3.00   $ 2.75  $ 2.69  $ 2.28
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    15,260   17,746   12,671   12,548  12,083  10,601
                                                                          ======   ======   ======   ======  ======  ======

                                                                                Investment Company Short-Term Bond Fund
                                                                          -------------------------------------------------
                                                                            1999    1998    1997      1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................     $1.24   $ 1.19   $ 1.14   $ 1.10  $ 1.03  $ 1.03
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................     $1.26   $ 1.24   $ 1.19   $ 1.14  $ 1.10  $ 1.03
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................     3,271    3,164    2,355    2,129   1,447   1,132
                                                                          ======   ======   ======   ======  ======  ======

----------
* Commenced operations May 3, 1999.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                                 Investment Company Mid-Term Bond Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 1.32   $ 1.26   $ 1.19   $ 1.16  $ 1.01  $ 1.06
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 1.32   $ 1.32   $ 1.26   $ 1.19  $ 1.16  $ 1.01
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................     5,922    7,325    4,478    3,828   2,848   1,444
                                                                          ======   ======   ======   ======  ======  ======

                                                                                   Investment Company Composite Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 4.93   $ 4.36   $ 3.75   $ 3.39  $ 2.82  $ 2.95
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 5.17   $ 4.93   $ 4.36   $ 3.75  $ 3.39  $ 2.82
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    58,565   59,833   61,359   66,715  70,558  73,239
                                                                          ======   ======   ======   ======  ======  ======

                                                                               Investment Company Aggressive Equity Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 2.02   $ 2.15   $ 1.80   $ 1.43  $ 1.05  $ 1.00
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 2.14   $ 2.02   $ 2.15   $ 1.80  $ 1.43  $ 1.05
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    55,877   63,176   71,468   49,800  20,858   9,145
                                                                          ======   ======   ======   ======  ======  ======

                                                                                           Scudder Bond Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $13.02   $12.37   $11.48   $11.30  $ 9.69  $10.32
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $12.78   $13.02   $12.37   $11.48  $11.30  $ 9.69
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................     1,596    1,757    1,484    1,362   1,269   1,169
                                                                          ======   ======   ======   ======  ======  ======

                                                                                      Scudder Capital Growth Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $36.07   $29.64   $22.11   $18.64  $14.67  $16.46
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $39.81   $36.07   $29.64   $22.11  $18.64  $14.67
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    11,554   11,462   11,094    9,266   8,556   8,121
                                                                          ======   ======   ======   ======  ======  ======

                                                                                      Scudder International Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $16.93   $14.46   $13.43   $11.85  $10.80  $11.06
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $18.50   $16.93   $14.46   $13.43  $11.85  $10.80
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................     8,289    8,004    8,205    7,688   7,269   8,610
                                                                          ======   ======   ======   ======  ======  ======

                                                                                           American Century
                                                                          ------------------------------------------------
                                                                                     VP Capital Appreciation Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $10.69   $11.04   $11.53   $12.18  $ 9.39  $ 9.61
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $12.34   $10.69   $11.04   $11.53  $12.18  $ 9.39
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................     3,169    3,303    4,510    7,264   8,061   6,361
                                                                          ======   ======   ======   ======  ======  ======

                                                                                                Calvert
                                                                          ------------------------------------------------
                                                                                         Social Balanced Fund
                                                                          ------------------------------------------------
                                                                            1999    1998     1997     1996    1995    1994
                                                                          ------   ------   ------   ------  ------  ------
Unit value, beginning of period/year .................................    $ 3.04   $ 2.65   $ 2.23   $ 2.01  $ 1.57  $ 1.64
                                                                          ======   ======   ======   ======  ======  ======
Unit value, end of period/year .......................................    $ 3.18   $ 3.04   $ 2.65   $ 2.23  $ 2.01  $ 1.57
                                                                          ======   ======   ======   ======  ======  ======
Thousands of units outstanding, end of period/year ...................    15,512   14,257   12,479   10,713   7,849   5,986
                                                                          ======   ======   ======   ======  ======  ======

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                               Fidelity
                                          ---------------------------------------------------------------------------------
                                                   VIP Equity-Income Fund                      VIP II Contra Fund
                                          -----------------------------------------  --------------------------------------
                                           1999    1998    1997     1996    1995      1999    1998    1997    1996    1995
                                          ------  ------  ------   ------  ------    ------  ------  ------  ------  ------
Unit value, beginning
  of period/year .......................  $30.65  $27.77  $21.93   $19.43  $16.30    $26.16  $20.36  $16.59  $13.85  $11.43
                                          ======  ======  ======   ======  ======    ======  ======  ======  ======  ======
Unit value, end of
  period/year ..........................  $34.34  $30.65  $27.77   $21.93  $19.43    $28.93  $26.16  $20.36  $16.59  $13.85
                                          ======  ======  ======   ======  ======    ======  ======  ======  ======  ======
Thousands of units outstanding,
  end of period/year ...................   3,984   4,018   3,491     2,34     728     8,219   6,742   5,656   3,880   1,792
                                          ======  ======  ======   ======  ======    ======  ======  ======  ======  ======


                                                                                                   Fidelity
                                                                                     --------------------------------------
                                                                                             VIP II Asset Manager Fund
                                                                                     --------------------------------------
                                                                                      1999    1998    1997    1996    1995
                                                                                     ------  ------  ------  ------  ------
Unit value, beginning of period/year                                                 $24.04  $21.14  $17.72  $15.66  $14.04
                                                                                     ======  ======  ======  ======  ======
Unit value, end of period/year                                                       $25.16  $24.04  $21.14  $17.72  $15.66
                                                                                     ======  ======  ======  ======  ======
Thousands of units outstanding, end of period/year                                    1,613   1,488   1,150     613     184
                                                                                     ======  ======  ======  ======  ======

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                    320 Park Avenue
                    New York, NY 10022-6839
                    212-224-1600

                    www.mutualofamerica.com